Subsequent Events - Additional Information (Detail) $ in Millions		1 Months Ended
	Sep. 03, 2024 USD ($) Multiple	Sep. 30, 2023 USD ($) Multiple
Royalty Pharma [member]
Disclosure of non-adjusting events after reporting period [line items]
Funding received in exchange of royalty payments | $		$ 150.0
Royalty payment ending period		Dec. 31, 2031
Royalty Pharma [member] | Bottom of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Multiple of the purchase price were royalty payment will cease		1.65
Royalty Pharma [member] | Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Multiple of the purchase price were royalty payment will cease		1.925
Events After Reporting Period [member] | Royalty Pharma [member]
Disclosure of non-adjusting events after reporting period [line items]
Funding received in exchange of royalty payments | $	$ 150.0
Royalty payment ending period	Dec. 31, 2029
Events After Reporting Period [member] | Royalty Pharma [member] | Bottom of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Multiple of the purchase price were royalty payment will cease	1.65
Events After Reporting Period [member] | Royalty Pharma [member] | Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Multiple of the purchase price were royalty payment will cease	2
Events After Reporting Period [member] | U.S. YORVIPATH [member]
Disclosure of non-adjusting events after reporting period [line items]
Funding received | $	$ 150.0
Revenue interest payment in percentage in exchange for funding	3.00%